CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 8,006	$ 5,776	$ 3,217
Federal funds sold	16,573	5,924	4,582
Interest-earning deposits in other financial institutions	9,421	6,449	3,484
Cash and cash equivalents	34,000	18,149	11,283
Investment securities available for sale - at fair value	88,016	88,382	55,851
Mortgage-backed securities available for sale - at fair value	8,358	4,279	4,920
Mortgage-backed securities held to maturity - at cost, approximate market value of $4,633, $4,916 and $5,816 at June 30, 2011(unaudited) December 31, 2010 and 2009, respectively	4,488	4,779	5,744
Loans receivable - net	406,699	220,998	245,905
Loans held for sale-at lower of cost or market	954	4,440	1,097
Real estate acquired through foreclosure - net	3,682	2,007	2,048
Office premises and equipment - at depreciated cost	9,995	4,610	4,889
Federal Home Loan Bank stock - at cost	8,366	3,375	3,369
Accrued interest receivable on loans	1,754	925	1,074
Accrued interest receivable on mortgage-backed securities	35	23	36
Accrued interest receivable on investments and interest-bearing deposits	480	392	322
Goodwill	10,309
Core deposit intangible - net	1,208
Prepaid expenses and other assets	4,073	1,510	1,591
Bank-owned life insurance	10,163	3,791	3,653
Prepaid federal income taxes	1,001	409	78
Deferred federal income taxes	3,547
Total assets	597,128	358,069	341,860
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	474,888	257,852	235,904
Advances from the Federal Home Loan Bank	44,245	27,300	33,672
Other borrowings	35
Advances by borrowers for taxes and insurance	1,146	1,440	1,501
Accrued interest payable	179	99	136
Accounts payable and other liabilities	5,295	1,955	1,625
Deferred federal income taxes		4	272
Total liabilities	525,788	288,650	273,110
Commitments and contingencies
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 9,918,751 shares issued at June 30, 2011 (unaudited), December 31, 2010 and 2009	99	99	99
Additional paid-in capital	43,873	43,878	43,819
Shares acquired by stock benefit plans	(1,270)	(1,302)	(2,069)
Treasury stock - at cost, 1,053,843 and 1,050,045 shares at June 30, 2011 (unaudited), December 31, 2010 and 2009	(12,859)	(12,860)	(12,828)
Retained earnings - restricted	41,294	40,655	40,109
Accumulated comprehensive gain (loss), unrealized gains (losses) on securities available for sale, net of tax expense (benefits)	203	(1,051)	(380)
Total shareholders' equity	71,340	69,419	68,750
Total liabilities and shareholders' equity	$ 597,128	$ 358,069	$ 341,860